Employee Benefits - Summary of Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Outstanding options, number	30,760	31,760	39,620	39,945
Exercisable Options, Weighted Average Exercise Price	$ 17.90	$ 17.85	$ 17.49	$ 17.48
15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Of Exercise Prices	$ 15.00
Outstanding options, Weighted Average Remaining Contractual Life	7 months 6 days
Outstanding options, number	1,000
Exercisable Options, Weighted Average Exercise Price	$ 15.00
18.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Of Exercise Prices	$ 18.00
Outstanding options, Weighted Average Remaining Contractual Life	2 years 2 months 19 days
Outstanding options, number	29,760
Exercisable Options, Weighted Average Exercise Price	$ 18.00